Business Developments (Pro Forma Statements of Income Related to Acquisition of FSI (Unaudited)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement of income data:
Non-interest income—Total	¥ 1,875,695	¥ 1,595,244	¥ 1,935,091
Net income attributable to Mitsubishi UFJ Financial Group	305,955	718,645	¥ 1,228,160
Mitsubishi UFJ Trust and Banking's Acquisition of Colonial First State Global Asset Management [Member] | Pro Forma [Member]
Statement of income data:
Non-interest income—Total	78,475	77,323
Net income attributable to Mitsubishi UFJ Financial Group	¥ 6,047	¥ 16,051